Operations and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operations and Liquidity

Note 1 – Operations and Liquidity

Opti-Harvest, Inc. (“Opti-Harvest” or “the Company”) is an agricultural innovation company with products backed by a portfolio of patented and patent pending technologies focused on solving several critical challenges faced by agribusinesses: maximizing crop yield, accelerating crop growth, optimizing land and water resources, reducing labor costs and mitigating negative environmental impacts.

Our advanced agriculture technology (Opti-Filter™) and precision farming (Opti-View™) platforms, enable commercial growers and home gardeners to harness, optimize and better utilize sunlight, the planet’s most fundamental and renewable natural resource.

Our sustainable agricultural technology platform is powered by the sun. It maximizes a free and renewable resource with no need for additional chemicals or fertilizers.

Opti-Harvest was formed in the State of Delaware on June 20, 2016. Our principal executive offices are located at 190 N Canon Dr., Suite 304, Beverly Hills, California 90210. Our website address is www.opti-harvest.com.

Effective on June 2, 2023, and February 22, 2023, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of one share of common stock for every two shares or common stock, and 0.6786 shares for every one share of common stock, respectively. All shares and per share amounts and information presented herein have been retroactively adjusted to reflect the reverse stock splits for all periods presented.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the three months ended March 31, 2023, the Company recorded a net loss of $2.9 million, used cash in operations of $736,000, and had a stockholders’ deficit balance of $5.6 million at March 31, 2023. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the year ended December 31, 2022, has also expressed substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At March 31, 2023, the Company had cash on hand in the amount of $12,000. Subsequent to March 31, 2023, the Company received proceeds of $405,000 on the sale of promissory notes and a $20,000 advanced from a related party (see Note 10). The Company believes it has enough cash to sustain operations through May 31, 2023. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case or equity financing.

Note 1 – Operations and Liquidity

Opti-Harvest, Inc. (“Opti-Harvest” or “the Company”) is an agricultural innovation company with products backed by a portfolio of patented and patent pending technologies focused on solving several critical challenges faced by agribusinesses: maximizing crop yield, accelerating crop growth, optimizing land and water resources, reducing labor costs and mitigating negative environmental impacts.

Our advanced agriculture technology (Opti-Filter™) and precision farming (Opti-View™) platforms, enable commercial growers and home gardeners to harness, optimize and better utilize sunlight, the planet’s most fundamental and renewable natural resource.

Our sustainable agricultural technology platform is powered by the sun. It maximizes a free and renewable resource with no need for additional chemicals or fertilizers.

Opti-Harvest was formed in the State of Delaware on June 20, 2016. Our principal executive offices are located at 1801 Century Park East, Suite 520, Los Angeles, California 90067. Our website address is www.opti-harvest.com.

Effective on June 2, 2023 and February 22, 2023, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of one share of common stock for every two shares or common stock, and 0.6786 shares for every one share of common stock, respectively. All shares and per share amounts and information presented herein have been retroactively adjusted to reflect the reverse stock split for all periods presented.

COVID-19 Considerations

During the years ended December 31, 2022 and 2021, the COVID-19 pandemic did not have a material net impact on the Company’s operating results. In the future, the pandemic may cause reduced demand for the Company’s products if, for example, the pandemic results in a recessionary economic environment which negatively effects the consumers who purchase our products. The Company has not observed any material impairments of its assets or a significant change in the fair value of its assets due to the COVID-19 pandemic.

The Company’s ability to operate without significant negative operational impact from the COVID-19 pandemic will in part depend on its ability to protect its employees and its supply chain. The Company has endeavored to follow the recommended actions of government and health authorities to protect its employees. Since the onset of the COVID-19 pandemic, the Company maintained the consistency of its operations. However, the uncertainty resulting from the pandemic could result in an unforeseen disruption to its workforce and supply chain (for example an inability of a key supplier or transportation supplier to source and transport materials) that could negatively impact the Company’s operations.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2022, the Company recorded a net loss of $16.0 million, used cash in operations of $4.5 million, and had a stockholders’ deficit balance of $4.5 million at December 31, 2022. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

At December 31, 2022, the Company had cash on hand in the amount of $172,000. Subsequent to December 31, 2022, we received proceeds of $715,000 on the sale of promissory notes and proceeds of $114,000 on the exercise of warrants (see Note 12). The Company believes it has enough cash to sustain operations through June 30, 2023. The continuation of the Company as a going concern is dependent upon its ability to obtain necessary debt or equity financing to continue operations until it begins generating positive cash flow. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case or equity financing.